Fair Value, Assets and Liabilities, Gains (Losses) on Changes in Fair Value Included in Earnings (Details) - Fair value option election [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans held for sale [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	$ 230	$ (681)	$ 1,972
Loans held for sale [Member] | Net gains from trading and securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	46	6	54
Loans held for sale [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	(26)	0	2
Interest-bearing deposits [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	0	0	0
Interest-bearing deposits [Member] | Net gains from trading and securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	(22)	0	0
Interest-bearing deposits [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	0	0	0
Long-term debt [Member] | Mortgage banking noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	0	0	0
Long-term debt [Member] | Net gains from trading and securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	(81)	52	0
Long-term debt [Member] | Other noninterest income [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option, changes in fair value, gain (loss)	$ 0	$ 0	$ 0